Goodwill - Additional Information (Detail)	12 Months Ended			1 Months Ended					1 Months Ended					1 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 29, 2013 PriceSpective LLC USD ($)	Aug. 13, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Initial USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Jun. 13, 2013 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Dec. 31, 2013 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jul. 31, 2012 Firecrest Clinical Limited USD ($)	Jul. 31, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Sep. 30, 2013 Firecrest Clinical Limited USD ($)	Sep. 30, 2013 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Feb. 15, 2013 Clinical Trial Services USD ($)	Dec. 31, 2013 Clinical Trial Services USD ($)	Oct. 30, 2013 Clinical Trial Services USD ($)	Dec. 31, 2013 Clinical Trial Services Maximum USD ($)
Goodwill [Line Items]
Cash consideration	$ 93,553,000	$ 72,508,000	$ 69,836,000			$ 37,199,000	$ 37,100,000			$ 9,000,000								$ 24,463,000	€ 17,000,000					$ 51,897,000
Additional consideration	3,245,000	45,850,000				15,000,000		15,000,000		7,000,000	3,200,000	7,000,000						44,028,000	31,300,000	13,200,000	10,000,000	46,800,000	33,000,000				3,750,000
Reduction in additional consideration																									3,750,000
Working capital adjustment						101,000										500,000	400,000							(199,000)		199,000
Percentage of common stock acquired						100.00%				100.00%								100.00%	100.00%
Further consideration paid in relation to certain performance milestones achieved				$ 10,000,000	$ 5,000,000				$ 3,800,000					$ 12,500,000	€ 10,000,000	$ 4,000,000	€ 3,000,000
Addition of new employees													100